LONG TERM DEBT - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total long term debt	€ 3,551	€ 5,188
Less current portion	(1,553)	(1,601)
Total long-term portion	1,997	3,587
France
Total long term debt	3,222	4,593
Japan
Total long term debt	323	558
Germany
Total long term debt		28
Korea
Total long term debt	€ 5	€ 8